Financial Instruments by category (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments by category
Schedule of carrying amounts of each of the categories of financial instruments as at the end of the reporting periods

Financial assets

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
	Financial assets at	Financial assets at
	amortized cost	amortized cost
Trade receivables	215,376	181,127
Amounts due from related parties	66,923	32,670
Financial assets included in prepayments and other current assets	10,019	5,888
Restricted cash	377,065	26,622
Cash and cash equivalents	1,353,300	596,613
	2,022,683	842,920

Financial liabilities

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
	Financial liabilities at	Financial liabilities at
	amortized cost	amortized cost
Trade payables	99,082	76,107
Interest-bearing bank borrowings	2,461,258	407,592
Lease liabilities	1,751,703	—
Amounts due to related parties	4,045	2,541
Financial liabilities included in accrued expenses and other current liabilities	542,618	616,526
	4,858,706	1,102,766